OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Financial information of reportable segments
Number of operating segments aggregated for classification as reportable segments									8
Number of operating units									10
Number of reportable segments									3
Net sales	$ 3,680.8	$ 3,694.9	$ 3,568.2	$ 3,336.6	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 14,280.5	$ 13,253.4	$ 11,838.7
Operating Income (Loss)	520.5	571.4	512.2	350.9	470.6	476.0	352.3	261.7	1,955.0	1,560.6	1,289.3
Product concentration | Consolidated net sales
Financial information of reportable segments
Threshold percentage of product sales to consolidated net sales	10.00%				10.00%				10.00%	10.00%	10.00%
Warewashing Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales										10.00%	11.00%
Previously reported
Financial information of reportable segments
Net sales										13,253.4	11,838.7
Operating Income (Loss)										1,560.6	1,289.3
Other
Financial information of reportable segments
Number of operating units									2
Other | Product concentration | Consolidated net sales
Financial information of reportable segments
Number of product classes comprising 10% or more of consolidated net sales									1	1	1
Operating segment
Financial information of reportable segments
Net sales									14,234.8	13,031.9	11,585.7
Operating Income (Loss)									1,951.8	1,525.1	1,247.3
Operating segment | Previously reported
Financial information of reportable segments
Net sales										13,355.4	11,837.1
Operating Income (Loss)										1,580.2	1,291.6
Operating segment | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Net sales										(323.5)	(251.4)
Operating Income (Loss)										(55.1)	(44.3)
Operating segment | Global Industrial
Financial information of reportable segments
Net sales									4,866.7	4,742.8	4,614.1
Operating Income (Loss)									642.6	603.0	542.2
Operating segment | Global Industrial | Previously reported
Financial information of reportable segments
Net sales										4,905.1	4,762.2
Operating Income (Loss)										637.3	569.5
Operating segment | Global Industrial | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Net sales										(149.3)	(137.4)
Operating Income (Loss)										(27.1)	(22.9)
Operating segment | Global Industrial | Adjustment | Segment Changes
Financial information of reportable segments
Net sales										(13.0)	(10.7)
Operating Income (Loss)										(7.2)	(4.4)
Operating segment | Global Institutional
Financial information of reportable segments
Net sales									4,314.5	4,152.5	4,017.5
Operating Income (Loss)									821.2	768.2	703.0
Operating segment | Global Institutional | Previously reported
Financial information of reportable segments
Net sales										4,202.5	4,063.2
Operating Income (Loss)										764.5	700.7
Operating segment | Global Institutional | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Net sales										(55.4)	(48.2)
Operating Income (Loss)										(11.7)	(11.8)
Operating segment | Global Institutional | Adjustment | Segment Changes
Financial information of reportable segments
Net sales										5.4	2.5
Operating Income (Loss)										15.4	14.1
Operating segment | Global Energy
Financial information of reportable segments
Net sales									4,283.8	3,427.3	2,223.5
Operating Income (Loss)									634.9	458.9	336.9
Operating segment | Global Energy | Previously reported
Financial information of reportable segments
Net sales										3,532.8	2,275.4
Operating Income (Loss)										492.1	360.7
Operating segment | Global Energy | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Net sales										(113.1)	(60.2)
Operating Income (Loss)										(19.2)	(8.7)
Operating segment | Global Energy | Adjustment | Segment Changes
Financial information of reportable segments
Net sales										7.6	8.3
Operating Income (Loss)										(14.0)	(15.1)
Operating segment | Other
Financial information of reportable segments
Net sales									750.3	709.3	730.6
Operating Income (Loss)									116.5	104.1	107.5
Operating segment | Other | Previously reported
Financial information of reportable segments
Net sales										715.0	736.3
Operating Income (Loss)										97.9	103.0
Operating segment | Other | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Net sales										(5.7)	(5.6)
Operating Income (Loss)										0.4	(0.9)
Operating segment | Other | Adjustment | Segment Changes
Financial information of reportable segments
Net sales											(0.1)
Operating Income (Loss)										5.8	5.4
Currency impact
Financial information of reportable segments
Net sales									45.7	221.5	253.0
Operating Income (Loss)									3.2	35.5	42.0
Currency impact | Previously reported
Financial information of reportable segments
Net sales										(102.0)	1.6
Operating Income (Loss)										(19.6)	(2.3)
Currency impact | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Net sales										323.5	251.4
Operating Income (Loss)										55.1	44.3
Corporate
Financial information of reportable segments
Operating Income (Loss)									(263.4)	(409.1)	(442.3)
Corporate | Previously reported
Financial information of reportable segments
Operating Income (Loss)										(411.6)	(442.3)
Corporate | Adjustment | Changes in Currency Rates
Financial information of reportable segments
Operating Income (Loss)										2.5
Intersegment
Financial information of reportable segments
Net sales									$ 0